Commitments and Contingencies (Additional Information) (Details)								1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 18, 2022	Mar. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Aug. 01, 2018 USD ($)	Apr. 01, 2014 USD ($) $ / shares shares	Jun. 18, 2010 USD ($) shares	Jun. 08, 2010 USD ($) Agreements shares	Apr. 30, 2018 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 shares	Jun. 30, 2018
Loss Contingencies [Line Items]
Right-of-use asset									$ 353,250	$ 353,250
Operating Lease, Liability, Current									142,048	142,048
Operating Lease, Liability, Noncurrent									232,020	232,020
Lease Expense									20,818	20,818
Operating lease Obligation									374,068	374,068
Stock option granted, exercise price | $ / shares					$ 0.38							$ 10
Total potential milestone payments											$ 5,625,000
Operating lease, term of contract														1 year
Lease obligation				$ 54,000
Operating leases description											The total lease obligation was $54,000, payable in 12 equal monthly installments commencing August 1, 2018. Since the end of the one-year initial term on July 31, 2019, the lease continues on a month-to-month basis.
Lease obligation payable monthly installments				12 equal monthly installments
2020 CEO Agreement
Loss Contingencies [Line Items]
Annual base salary												$ 455,000
Stock option granted | shares												100,000
Percentage of annual base salary												35.00%
Stock option granted, vesting period												3 years
2014 CEO Agreement
Loss Contingencies [Line Items]
Annual base salary					$ 224,000							$ 292,800
Stock option granted | shares					43,708							21,854	196,685
Stock option granted, vesting period					10 years							12 months
2018 Flagship Agreement
Loss Contingencies [Line Items]
Consulting services fee per month								$ 12,500
Consulting services fee accrued								$ 12,500
Maturity description								The 2018 Flagship Agreement ended on December 31, 2020 and the Frattaroli Employment Agreement superseded the 2018 Flagship Agreement in all respects on January 1, 2021.
Emory University License Agreements
Loss Contingencies [Line Items]
License agreements, fair value of shares issued							$ 313,500
Total potential milestone payments							$ 280,000
Number of license agreements | Agreements							2
License agreement description							the License A term is the later of 10 years or until the expiration of the patent rights. License B was terminated in May 2013 under the normal course of business.
Emory University License Agreements | License A [Member]
Loss Contingencies [Line Items]
License agreements, shares issued | shares							393,370
License agreement, term							10 years
Emory University License Agreements | License B [Member]
Loss Contingencies [Line Items]
License agreements, fair value of shares issued							$ 437,078
Duke University License Agreement
Loss Contingencies [Line Items]
License agreements, shares issued | shares						611,909
License agreements, fair value of shares issued						$ 247,500
Total potential milestone payments			$ 0			$ 280,000						$ 0
License agreement, term						10 years
License termination date						April 16, 2020
License termination cost						$ 0
Sphaera Agreement
Loss Contingencies [Line Items]
License agreement, fixed fee paid											$ 160,000
Frattaroli Employment Agreement
Loss Contingencies [Line Items]
Annual base salary												$ 375,000
Stock option granted | shares												100,000
Percentage of annual base salary			30.00%
Stock option granted, vesting period			3 years
Prepaid Expenses and Other Current Assets [Member]
Loss Contingencies [Line Items]
Security deposit									$ 25,000	$ 25,000
Subsequent Event [Member] | 2020 CEO Agreement
Loss Contingencies [Line Items]
Annual base salary		$ 510,000
Stock option granted | shares		125,000
Percentage of annual base salary		50.00%
Stock option granted, vesting period		3 years
Subsequent Event [Member] | Frattaroli Employment Agreement
Loss Contingencies [Line Items]
Annual base salary		$ 400,000
Percentage of annual base salary		40.00%
Lexington [Member]
Loss Contingencies [Line Items]
Lessee, Operating Lease, Discount Rate									12.00%	12.00%
Right-of-use asset									$ 353,350	$ 353,350
Lease Expiration Date	Jul. 31, 2025
Lessor, Operating Lease, Description	The Office Lease contains escalating payments during the lease period. Upon execution of the Office Lease, the Company prepaid one month of rent and a security deposit, one of which will be held in escrow and credited at the termination of the lease and the other of which will be applied to the first month’s rent.